Lease payable (Tables)	12 Months Ended
Dec. 31, 2019
Lease payable
Schedule of lease liabilities by type and changes during the period

	Rate	12/31/2019	01/01/2019

Lease of property	10.27%	76,995	90,924
Equipment rental	10.27%	4,975	872
Lease of cloud	8.73%	44,112	—
		126,082	91,796

Current liabilities		47,478	6,531
Non-current liabilities		78,604	85,265

Changes in lease liabilities payable are:

	January 1, 2019	Additions	Write-offs	Payments	Interest restatement	FX	December 31, 2019
Lease of property	90,924	14,913	(22,649)	(14,445)	8,304	(52)	76,995
Equipment rental	872	4,784	(32)	(618)	(31)	—	4,975
Lease of cloud	—	46,457	(199)	(3,782)	1,335	301	44,112
Total liabilities from financing activities	91,796	66,154	(22,880)	(18,845)	9,608	249	126,082

Schedule of future payments and the present value of lease payments

Period	12/31/2019	01/01/2019

2020	—	14,154
2021	26,487	14,155
2022	16,398	14,155
2023	16,398	14,153
2024	8,777	13,254
2025	8,777	13,254
2026	8,777	13,254
2027	8,777	13,254
2028	8,777	13,254
2029	687	—
Lease payment	103,855	122,887
Financial charges	(25,251)	(37,622)
Present value of lease payments	78,604	85,265